Accumulated Other Comprehensive Income (Schedule of Reclassifications out of Accumulated Other Comprehensive Income) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Dec. 27, 2013
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total reclassifications for the period	$ (0.2)
Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of unrealized gain on derivatives, tax	(0.1)
Amortization of unrealized gain on derivatives, net of tax	0.1
Amortization of pension and post-retirement plans, net actuarial loss	2.1	[1]
Amortization of pension and post-retirement plans, prior service cost	(2.5)	[1]
Amortization of pension and post-retirement plans, before tax	(0.4)
Amortization of pension and post-retirement plans, tax	0.1
Amortization of pension and post-retirement plans, net of tax	(0.3)
Total reclassifications for the period	(0.2)
Reclassification out of Accumulated Other Comprehensive Income | Interest Expense
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of unrealized gain on derivatives	$ 0.2

[1]	These accumulated other comprehensive income components are included in the computation of net periodic benefit cost. See Note 12 for additional details.